Consolidated Schedule of Investments
July 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–31.57%
Argentina–0.47%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$3,460,000	$2,684,580
3.50%, 07/09/2041(a)	5,150,000	3,146,650
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	1,725,000	1,694,726
		7,525,956
Belgium–0.26%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	4,200,000	4,168,130
Bermuda–0.22%
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(b)	3,500,000	3,579,403
Brazil–0.60%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	3,145,000	3,245,640
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)(c)	4,745,000	4,673,865
Suzano Austria GmbH, 2.50%, 09/15/2028	1,716,000	1,596,092
		9,515,597
Canada–2.26%
Bell Canada, 6.88%, 09/15/2055(d)	2,078,000	2,119,379
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(c)(d)	1,930,000	1,949,385
Constellation Software, Inc., 5.16%, 02/16/2029(b)(c)	1,223,000	1,242,082
Element Fleet Management Corp.,
5.64%, 03/13/2027(b)(c)	6,900,000	6,998,198
6.32%, 12/04/2028(b)	3,603,000	3,785,894
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	6,974,000	7,199,448
Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)	288,000	290,008
New Gold, Inc., 6.88%, 04/01/2032(b)	1,433,000	1,471,912
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	576,000	586,925
RB Global Holdings, Inc.,
6.75%, 03/15/2028(b)	850,000	871,158
7.75%, 03/15/2031(b)	318,000	333,659
Rogers Communications, Inc., 7.00%, 04/15/2055(d)	2,099,000	2,151,205
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(b)(d)	3,450,000	3,566,181
Principal Amount		Value
Canada–(continued)
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(d)	$3,545,000	$3,546,487
		36,111,921
Cayman Islands–0.06%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	868,000	897,415
Chile–0.56%
Banco de Credito e Inversiones S.A., 8.75%(b)(d)(e)	1,725,000	1,855,134
Banco del Estado de Chile, 7.95%(b)(d)(e)	1,003,000	1,067,827
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	1,461,370	1,478,176
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(b)	4,685,000	4,572,935
		8,974,072
Colombia–0.46%
Ecopetrol S.A.,
8.63%, 01/19/2029	3,450,000	3,704,428
7.75%, 02/01/2032	1,850,000	1,843,432
SURA Asset Management S.A., 6.35%, 05/13/2032(b)	1,680,000	1,768,872
		7,316,732
Dominican Republic–0.25%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)(c)	2,055,000	2,122,342
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	720,000	688,788
4.88%, 09/23/2032(b)	1,200,000	1,113,360
		3,924,490
Egypt–0.15%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	2,415,000	2,453,619
France–0.36%
Electricite de France S.A., 9.13%(b)(c)(d)(e)	2,334,000	2,680,307
Forvia SE, 8.00%, 06/15/2030(b)(c)	644,000	671,578
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	143,000	145,280
7.00%, 04/15/2032(b)	82,000	84,266
Iliad Holding S.A.S.U., 8.50%, 04/15/2031(b)	1,466,000	1,573,679
Opal Bidco SAS, 6.50%, 03/31/2032(b)	585,000	591,237
		5,746,347
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Germany–0.35%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	$4,073,000	$4,137,919
Cerdia Finanz GmbH, 9.38%, 10/03/2031(b)	1,330,000	1,395,221
		5,533,140
India–0.91%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	4,200,000	4,104,468
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	3,450,000	3,531,310
6.38%, 04/23/2029(b)	6,900,000	6,908,122
		14,543,900
Indonesia–0.23%
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)	3,700,000	3,669,502
Ireland–0.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(d)	1,149,000	1,202,734
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,699,761
GGAM Finance Ltd., 6.88%, 04/15/2029(b)	1,162,000	1,200,011
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)(c)	577,000	598,960
		4,701,466
Italy–0.77%
FIBERCOP S.p.A.,
6.00%, 09/30/2034(b)	625,000	593,468
7.20%, 07/18/2036(b)	600,000	597,120
Intesa Sanpaolo S.p.A., 7.70%(b)(d)(e)	9,900,000	9,949,480
Telecom Italia Capital S.A.,
6.38%, 11/15/2033(c)	660,000	683,865
7.72%, 06/04/2038(c)	524,000	565,646
		12,389,579
Japan–0.04%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(b)(c)	668,000	614,468
Macau–0.48%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)	4,250,000	4,253,077
4.75%, 02/01/2027(b)	2,760,000	2,734,808
Studio City Finance Ltd., 5.00%, 01/15/2029(b)	684,000	632,889
		7,620,774
Mexico–1.15%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)(e)	1,850,000	1,955,520
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	2,850,000	2,013,306
Principal Amount		Value
Mexico–(continued)
CEMEX S.A.B. de C.V., 5.13%(b)(d)(e)	$2,487,000	$2,465,639
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(b)	2,065,208	2,116,115
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	3,064,000	2,598,387
Petroleos Mexicanos,
6.50%, 03/13/2027	3,500,000	3,503,568
8.75%, 06/02/2029	3,500,000	3,690,687
		18,343,222
Netherlands–0.11%
Prosus N.V., 3.26%, 01/19/2027(b)	1,720,000	1,682,019
Nigeria–0.22%
IHS Holding Ltd., 8.25%, 11/29/2031(b)	3,450,000	3,530,408
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,644,299
Peru–0.13%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	1,990,000	2,037,462
Serbia–0.07%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	1,165,000	1,167,691
Supranational–0.11%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	1,800,000	1,801,926
Switzerland–1.06%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(d)	460,000	463,418
Credit Suisse Group AG, (Acquired 03/05/2021-11/22/2021; Cost $8,038,275), 6.25%(b)(d)(e)(f)(g)(h)	7,385,000	443,100
UBS Group AG,
6.88%(b)(d)(e)	1,725,000	1,725,618
9.25%(b)(d)(e)	3,450,000	3,795,107
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(d)	10,500,000	10,487,489
		16,914,732
United Kingdom–1.81%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	1,825,000	1,780,497
B.A.T. Capital Corp., 6.00%, 02/20/2034(c)	1,917,000	2,019,954
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United Kingdom–(continued)
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)(d)	$10,650,000	$10,495,555
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	585,000	591,367
M&G PLC, 6.50%, 10/20/2048(b)(d)	925,000	953,282
NatWest Group PLC, 6.00%(d)(e)	1,650,000	1,656,552
Rolls-Royce PLC, 3.63%, 10/14/2025(b)	930,000	928,047
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)	1,344,000	1,314,666
Vodafone Group PLC,
3.25%, 06/04/2081(c)(d)	6,876,000	6,700,549
4.13%, 06/04/2081(d)	1,348,000	1,243,518
Weir Group, Inc., 5.35%, 05/06/2030(b)	1,318,000	1,335,879
		29,019,866
United States–17.67%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	420,000	427,860
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	871,000	900,387
AECOM, 6.00%, 08/01/2033(b)	612,000	617,389
AES Corp. (The), 7.60%, 01/15/2055(d)	4,929,000	4,990,829
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	574,000	601,906
Air Lease Corp., Series B, 4.65%(c)(d)(e)	912,000	903,170
Aircastle Ltd., 5.25%(b)(c)(d)(e)	1,220,000	1,214,607
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	897,000	923,127
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	278,000	275,383
3.75%, 01/30/2031(b)	2,356,000	2,154,713
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	1,775,000	1,774,491
5.75%, 04/20/2029(b)	1,810,000	1,810,515
American Express Co., 6.34%, 10/30/2026(d)	4,900,000	4,919,553
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	680,000	691,037
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)(c)	577,000	593,644
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	575,000	575,978
Ares Capital Corp., 5.88%, 03/01/2029(c)	4,461,000	4,557,263
Principal Amount		Value
United States–(continued)
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	$861,000	$856,259
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	585,000	599,520
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	176,000	181,006
Berry Global, Inc., 5.65%, 01/15/2034(c)	1,784,000	1,844,938
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	546,000	577,636
BP Capital Markets PLC, 4.88%(c)(d)(e)	1,295,000	1,277,947
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	615,000	634,098
Calpine Corp., 5.13%, 03/15/2028(b)	892,000	888,278
Carnival Corp.,
5.75%, 03/01/2027(b)	44,000	44,466
6.13%, 02/15/2033(b)(c)	873,000	889,034
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	959,000	898,386
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(i)	537,000	638,982
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)(c)	353,000	346,934
4.75%, 03/01/2030(b)	3,650,000	3,470,890
4.50%, 08/15/2030(b)(c)	3,650,000	3,417,642
4.75%, 02/01/2032(b)(c)	670,000	619,966
4.50%, 05/01/2032	736,000	668,365
4.50%, 06/01/2033(b)(c)	870,000	773,349
4.25%, 01/15/2034(b)(c)	681,000	587,378
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	71,000	59,019
Celanese US Holdings LLC, 7.20%, 11/15/2033(c)	566,000	591,392
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	573,000	581,877
Charles Schwab Corp. (The), 6.20%, 11/17/2029(d)	3,889,000	4,105,347
Cheniere Energy, Inc., 5.65%, 04/15/2034	1,800,000	1,831,927
Civitas Resources, Inc.,
8.75%, 07/01/2031(b)	286,000	289,886
9.63%, 06/15/2033(b)(c)	291,000	299,565
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	317,000	327,035
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	650,000	609,273
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	169,000	169,249
7.00%, 03/15/2032(b)(c)	459,000	448,379
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	592,000	606,791
CMS Energy Corp., 6.50%, 06/01/2055(c)(d)	6,737,000	6,809,847
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	$285,000	$285,627
5.25%, 05/15/2030(b)	370,000	324,020
4.75%, 02/15/2031(b)	354,000	296,529
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	607,000	600,626
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	120,000	120,696
9.00%, 02/01/2031(b)	126,000	125,620
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	588,000	622,647
Cousins Properties L.P., 5.25%, 07/15/2030(c)	2,890,000	2,937,601
Cox Communications, Inc., 2.95%, 10/01/2050(b)	2,720,000	1,539,447
CVS Health Corp., 6.75%, 12/10/2054(d)	1,045,000	1,048,478
DaVita, Inc.,
6.88%, 09/01/2032(b)	285,000	293,222
6.75%, 07/15/2033(b)	305,000	314,813
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	625,000	618,224
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	7,893,487
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)(c)	303,000	301,524
10.00%, 02/15/2031(b)	304,000	293,406
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(j)	634,000	618,287
Duke Energy Corp., 6.45%, 09/01/2054(c)(d)	623,000	643,010
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	583,000	620,943
Energy Transfer L.P.,
8.00%, 05/15/2054(c)(d)	1,868,000	1,991,830
7.13%, 10/01/2054(d)	9,660,000	9,916,328
EnerSys,
4.38%, 12/15/2027(b)	605,000	595,000
6.63%, 01/15/2032(b)	286,000	294,267
Enpro, Inc., 6.13%, 06/01/2033(b)	1,194,000	1,207,583
Entergy Corp., 7.13%, 12/01/2054(d)	4,748,000	4,927,370
ESAB Corp., 6.25%, 04/15/2029(b)	867,000	886,948
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	578,000	605,456
EZCORP, Inc., 7.38%, 04/01/2032(b)(c)	1,378,000	1,438,577
FirstCash, Inc., 6.88%, 03/01/2032(b)	876,000	899,087
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)(c)	300,000	307,107
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,290,000	6,240,844
General Motors Co., 6.80%, 10/01/2027(c)	7,000,000	7,283,340
Principal Amount		Value
United States–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	$438,000	$453,372
8.00%, 05/15/2033	427,000	443,116
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	1,244,000	1,206,697
3.50%, 09/01/2028(b)	636,000	613,580
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	661,000	647,175
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	615,000	624,982
Golub Capital Private Credit Fund, 5.80%, 09/12/2029	3,137,000	3,146,688
Gray Media, Inc., 9.63%, 07/15/2032(b)	174,000	175,651
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	236,000	249,729
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	632,000	609,764
6.38%, 01/15/2030(b)	589,000	601,039
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)(c)	585,000	611,017
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	1,170,000	1,179,675
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	73,000	61,201
HUB International Ltd., 7.25%, 06/15/2030(b)	853,000	889,731
Hyundai Capital America, 4.90%, 06/23/2028(b)	7,000,000	7,034,628
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	627,000	599,067
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	1,125,000	1,156,574
4.50%, 02/15/2031(b)	658,000	622,910
J.M. Smucker Co. (The), 5.90%, 11/15/2028	3,424,000	3,579,618
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,363,679
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	621,000	616,600
6.75%, 05/01/2033(b)	583,000	597,028
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,630,000	1,627,715
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	585,000	601,595
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,917,000	2,953,744
LABL, Inc., 8.63%, 10/01/2031(b)	71,000	59,056
Lamar Media Corp., 4.88%, 01/15/2029	1,861,000	1,829,286
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	654,000	611,641
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	$311,000	$302,473
8.25%, 08/01/2031(b)	566,000	598,856
Level 3 Financing, Inc.,
11.00%, 11/15/2029(b)	189,580	215,178
6.88%, 06/30/2033(b)	652,000	661,186
Lithia Motors, Inc., 4.38%, 01/15/2031(b)(c)	650,000	611,851
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	114,000	115,425
Macy’s Retail Holdings LLC,
7.38%, 08/01/2033(b)	626,000	629,167
6.70%, 07/15/2034(b)	729,000	630,449
Mars, Inc., 4.80%, 03/01/2030(b)	1,190,000	1,202,196
Mattel, Inc., 6.20%, 10/01/2040	1,775,000	1,772,248
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	316,000	301,559
5.25%, 10/01/2029(b)(c)	617,000	605,331
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	113,000	117,523
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	546,000	558,869
7.13%, 02/01/2032(b)	576,000	601,947
Navient Corp.,
5.00%, 03/15/2027	460,000	455,292
9.38%, 07/25/2030	205,000	224,223
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	623,000	607,919
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	599,000	595,217
Newell Brands, Inc.,
6.63%, 09/15/2029	288,000	287,262
6.38%, 05/15/2030(c)	635,000	616,928
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)(d)	4,181,000	4,372,803
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	657,000	623,204
OneMain Finance Corp.,
6.63%, 05/15/2029	154,000	157,471
4.00%, 09/15/2030	149,000	136,898
6.75%, 03/15/2032	525,000	533,369
7.13%, 09/15/2032	375,000	386,960
ONEOK, Inc.,
5.55%, 11/01/2026	2,892,000	2,923,151
6.63%, 09/01/2053	3,629,000	3,756,543
Osaic Holdings, Inc.,
6.75%, 08/01/2032(b)	57,000	57,733
8.00%, 08/01/2033(b)	59,000	60,003
Paramount Global, 2.90%, 01/15/2027	3,780,000	3,676,691
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	310,000	297,177
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	7,000,000	7,273,028
Principal Amount		Value
United States–(continued)
PHINIA, Inc.,
6.75%, 04/15/2029(b)	$256,000	$263,767
6.63%, 10/15/2032(b)(c)	324,000	330,353
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	2,116,934
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(d)	5,195,000	5,318,770
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	173,000	179,350
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	848,000	888,233
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(d)	709,000	711,118
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	592,000	606,698
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	651,000	608,132
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	599,000	607,732
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	627,000	603,730
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	590,000	600,106
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	380,000	186,200
SBA Communications Corp., 3.13%, 02/01/2029	632,000	589,599
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031(b)	1,069,000	946,137
9.63%, 12/01/2032(b)	1,512,800	1,704,995
Sealed Air Corp.,
5.00%, 04/15/2029(b)	312,000	308,007
6.88%, 07/15/2033(b)	278,000	297,407
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	580,000	579,210
Sempra, 4.13%, 04/01/2052(d)	10,650,000	10,311,021
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)(c)	650,000	593,684
6.63%, 07/15/2032(b)(c)	374,000	382,552
Service Properties Trust, 8.88%, 06/15/2032	165,000	172,681
SGUS LLC, 11.00%, 12/15/2029(b)	125,000	118,039
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	117,000	119,416
Sixth Street Lending Partners,
6.50%, 03/11/2029	544,000	560,835
6.13%, 07/15/2030(b)	1,552,000	1,582,002
Solventum Corp., 5.45%, 02/25/2027	4,977,000	5,055,684
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	8,100,000	8,069,197
Series 21-A, 3.75%, 09/15/2051(d)	5,274,000	5,198,164
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	$392,000	$392,407
6.50%, 06/01/2032(b)(c)	213,000	219,219
Starz Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	682,000	637,670
State Street Corp.,
Series I, 6.70%(c)(d)(e)	2,956,000	3,055,014
6.45%(c)(d)(e)	7,000,000	7,130,081
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	582,000	593,338
Sunoco L.P., 6.25%, 07/01/2033(b)(c)	881,000	892,916
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	614,000	630,533
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(c)	633,000	625,538
Tenet Healthcare Corp.,
6.13%, 10/01/2028	505,000	505,346
4.25%, 06/01/2029	26,000	25,112
6.75%, 05/15/2031	930,000	957,635
Tidewater, Inc., 9.13%, 07/15/2030(b)	608,000	638,117
TransDigm, Inc.,
6.75%, 08/15/2028(b)	3,450,000	3,524,561
6.38%, 03/01/2029(b)	982,000	1,006,256
6.00%, 01/15/2033(b)	894,000	899,197
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	197,238	202,323
Transocean, Inc., 8.75%, 02/15/2030(b)	387,200	401,783
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,093,132
United AirLines, Inc., 4.38%, 04/15/2026(b)	3,600,000	3,580,878
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	428,000	452,635
8.63%, 06/15/2032(b)	104,000	105,585
Univision Communications, Inc.,
7.38%, 06/30/2030(b)	122,000	121,450
9.38%, 08/01/2032(b)	255,000	264,758
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	625,000	628,828
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(c)	826,000	891,724
9.00%(b)(c)(d)(e)	602,000	602,695
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	257,000	264,550
6.75%, 01/15/2036(b)	654,000	673,182
Viatris, Inc., 3.85%, 06/22/2040(c)	2,220,000	1,629,532
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	582,000	586,839
	Principal Amount		Value
United States–(continued)
Vistra Corp.,
Series C, 8.88%(b)(d)(e)		$915,000	$993,944
8.00%(b)(d)(e)		296,000	302,370
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)		817,000	816,588
5.00%, 07/31/2027(b)		233,000	231,911
7.75%, 10/15/2031(b)		795,000	842,042
Voyager Parent LLC, 9.25%, 07/01/2032(b)		116,000	122,782
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044		63,000	61,740
4.10%, 04/15/2050		69,000	59,156
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)		580,000	591,870
WarnerMedia Holdings, Inc.,
4.05%, 03/15/2029(c)		315,000	295,969
4.28%, 03/15/2032(c)		597,000	501,698
5.05%, 03/15/2042		430,000	287,801
5.14%, 03/15/2052		194,000	120,063
Whirlpool Corp., 4.75%, 02/26/2029		610,000	596,328
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)		564,000	590,849
WMG Acquisition Corp., 3.75%, 12/01/2029(b)(c)		620,000	582,661
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)		78,000	51,784
8.88%, 11/30/2029(b)		87,000	57,084
			282,650,372
Uzbekistan–0.32%
National Bank of Uzbekistan, 8.50%, 07/05/2029(b)		1,420,000	1,505,668
Navoi Mining & Metallurgical Combinat,
6.70%, 10/17/2028(b)		1,380,000	1,414,282
6.75%, 05/14/2030(b)		2,188,000	2,245,512
			5,165,462
Zambia–0.10%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(b)		1,649,000	1,652,966
Total U.S. Dollar Denominated Bonds & Notes (Cost $510,738,563)			504,896,936

Non-U.S. Dollar Denominated Bonds & Notes–21.82%
Argentina–0.50%
Argentina Treasury Bond BONTE, 29.50%, 04/27/2027(k)	ARS	10,200,000,000	7,974,513
Australia–1.11%
Treasury Corp. of Victoria, 5.50%, 09/15/2039	AUD	10,595,000	6,860,011
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,605,000	10,950,255
			17,810,266
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Austria–0.47%
BAWAG Group AG, 5.13%(b)(d)(e)	EUR	6,600,000	$7,561,912
Brazil–6.08%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	17,700,000	12,553,404
Series F, 10.00%, 01/01/2027	BRL	495,000,000	84,666,635
			97,220,039
Canada–0.71%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	11,349,444
China–0.61%
China Government Bond, 3.32%, 04/15/2052	CNY	55,000,000	9,717,665
Czech Republic–0.32%
Allwyn Entertainment Financing (UK) PLC, 4.13%, 02/15/2031(b)	EUR	425,000	483,861
CPI Property Group S.A., 4.88%(b)(d)(e)	EUR	4,100,000	4,558,435
			5,042,296
France–1.26%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(d)	EUR	8,400,000	9,383,150
Electricite de France S.A.,
7.50%(b)(d)(e)	EUR	4,800,000	6,070,794
7.38%(b)(d)(e)	GBP	3,500,000	4,719,101
			20,173,045
Germany–0.11%
Volkswagen International Finance N.V., 4.63%(b)(d)(e)	EUR	1,480,000	1,702,813
Greece–0.13%
Eurobank S.A., 5.88%, 11/28/2029(b)(d)	EUR	1,725,000	2,150,613
India–0.49%
India Government Bond, 7.09%, 08/05/2054	INR	675,000,000	7,807,689
Ivory Coast–0.16%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	2,300,000	2,564,040
Japan–1.69%
Japan Government Bond,
Series 18, 3.10%, 03/20/2065	JPY	2,206,350,000	13,987,882
Series 66, 0.40%, 03/20/2050	JPY	2,509,700,000	9,530,119
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	JPY	1,154,700,000	3,455,339
			26,973,340
Mexico–3.95%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	851,000,000	44,701,533
	Principal Amount		Value
Mexico–(continued)
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	358,063,986	$18,479,274
			63,180,807
Netherlands–0.23%
ABN AMRO Bank N.V., 4.38%(b)(d)(e)	EUR	2,700,000	3,088,309
Sunrise FinCo I B.V., 4.63%, 05/15/2032(b)	EUR	525,000	607,462
			3,695,771
South Africa–2.38%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	427,800,000	22,770,480
Series 2040, 9.00%, 01/31/2040	ZAR	315,000,000	15,355,050
			38,125,530
Spain–0.84%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(d)(e)	EUR	4,200,000	4,858,103
Telefonica Europe B.V.,
2.88%(b)(d)(e)	EUR	3,700,000	4,178,673
7.13%(b)(d)(e)	EUR	3,500,000	4,410,375
			13,447,151
Supranational–0.07%
African Development Bank, 0.00%, 01/17/2050(j)	ZAR	222,000,000	997,100
International Finance Corp., 0.00%, 02/15/2029(b)(j)	TRY	10,300,000	93,807
			1,090,907
United States–0.71%
Ball Corp., 4.25%, 07/01/2032	EUR	535,000	624,953
Carnival PLC, 4.13%, 07/15/2031(b)	EUR	525,000	609,783
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	7,000,000	9,398,737
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	EUR	607,000	723,738
			11,357,211
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $356,573,700)			348,945,052

Asset-Backed Securities–13.31%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)		$2,308,207	2,303,021
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)		729,769	731,111
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)		1,184,801	1,187,807
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)		2,751,118	2,751,751
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(l)	$9,053	$8,614
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(m)	8,318,477	85,580
BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(b)	2,543,952	2,575,741
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)	3,578,852	3,625,643
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.89%, 11/13/2050(m)	4,097,178	57,542
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(m)	11,599,279	206,001
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(n)	1,927,733	1,942,939
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)	304,795	296,120
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(l)	64,934	62,049
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	832,935	837,273
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	220,090	217,858
Series 2005-J4, Class A7, 5.50%, 11/25/2035	397,772	328,847
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 4.57% (1 mo. Term SOFR + 0.26%), 11/15/2036(l)	16,809	14,962
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(n)	840,000	826,908
Series 2016-K54, Class C, 4.09%, 04/25/2048(b)(n)	4,190,000	4,148,090
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	724,500	734,002
Principal Amount		Value

GCAT Trust,
Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(n)	$381,782	$388,832
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	2,389,380	2,395,917
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 6.09% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(l)	1,370,000	1,370,685
Series 2025-HE1, Class M1, 6.44% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(l)	710,000	710,355
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.02%, 07/25/2035(n)	19,747	18,560
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	23,036	23,358
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	1,655,000	1,525,690
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.67% (1 mo. Term SOFR + 0.31%), 08/25/2036(l)	2,802,544	943,415
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(m)	3,912,838	64,904
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(n)	4,957,830	4,378,546
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	1,888,519	1,891,677
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	2,519,879	2,531,151
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	1,875,468	1,888,358
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	3,135,138	3,163,687
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	$671,190	$668,185
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	1,290,751	1,286,169
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	511,191	510,072
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	1,090,809	1,090,174
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	543,392	542,614
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(n)	690,000	686,532
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	2,358,105	2,362,097
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(n)	928,446	937,161
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(n)	574,290	579,065
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(n)	1,041,703	1,030,758
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(n)	4,821,695	4,824,478
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)	782,627	787,942
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)	2,054,395	2,066,277
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	1,151,923	1,155,852
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	18,254	14,337
SBNA Auto Receivables Trust,
Series 2025-SF1, Class B, 5.12%, 03/17/2031(b)	612,653	612,683
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)	700,000	700,270
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)	700,000	701,260
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,163,146	2,116,541
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(m)	5,625,101	99,450
Vendee Mortgage Trust, Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(j)(m)	217,655	0
	Principal Amount		Value

Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(n)		$867,254	$864,471
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 6.49%, 10/25/2033(n)		20,529	19,784
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.83%, 12/15/2050(m)		5,701,250	92,207
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21%, 04/15/2030(b)		3,500,000	3,506,118
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		243,571	237,272
Alba PLC,
Series 2007-1, Class F, 7.61% (SONIA + 3.37%), 03/17/2039(b)(l)(o)	GBP	1,452,850	1,785,122
Series 2006-2, Class F, 7.61% (SONIA + 3.37%), 12/15/2038(b)(l)(o)	GBP	898,272	1,093,416
Auburn 15 PLC,
Series E, 6.22% (SONIA + 2.00%), 07/20/2045(b)(l)(o)	GBP	1,401,000	1,814,371
Series F, 6.72% (SONIA + 2.50%), 07/20/2045(b)(l)(o)	GBP	1,666,000	2,159,587
Eurosail PLC,
Series 2006-2X, Class E1C, 7.61% (SONIA + 3.37%), 12/15/2044(b)(l)(o)	GBP	5,550,000	6,614,185
Series 2006-4X, Class E1C, 7.36% (SONIA + 3.12%), 12/10/2044(b)(l)(o)	GBP	4,135,722	4,821,314
Series 2006-2X, Class D1A, 2.78% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(l)(o)	EUR	6,300,000	6,696,288
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 5.25% (SONIA + 1.01%), 03/13/2045(b)(l)(o)	GBP	1,750,000	2,016,661
Series 2007-1X, Class D1A, 2.79% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(l)(o)	EUR	2,800,000	2,726,197
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 2.75% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(l)(o)	EUR	8,400,000	8,498,315
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.75% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(l)(o)	EUR	4,570,000	5,230,150
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 8.24% (SONIA + 4.00%), 07/20/2055(b)(l)(o)	GBP	3,070,000	$4,067,495
Series 1A, Class FR, 9.24% (SONIA + 5.00%), 07/20/2055(b)(l)(o)	GBP	1,897,000	2,513,325
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.60% (SONIA + 0.36%), 01/01/2061(b)(l)(o)	GBP	2,075,533	2,595,283
Series 2006-1X, Class A2A, 4.55% (SONIA + 0.31%), 12/01/2060(b)(l)(o)	GBP	5,083,196	6,626,879
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56% (SONIA + 3.32%), 03/13/2046(b)(l)(o)	GBP	14,462,095	17,859,070
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(j)(l)(o)	GBP	3,490,000	4,661,694
Series 2024-3X, Class E, 7.97% (SONIA + 3.75%), 11/15/2032(b)(l)(o)	GBP	2,475,000	3,324,554
Newgate Funding PLC,
Series 2006-2, Class CB, 2.37% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(l)(o)	EUR	1,009,107	1,060,986
Series 2007-3X, Class CB, 3.48% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(l)(o)	EUR	683,201	746,542
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.74% (SONIA + 4.50%), 07/20/2053(b)(l)(o)	GBP	1,380,000	1,827,310
Series 2024-GR6A, Class F, 8.74% (SONIA + 4.50%), 07/20/2053(b)(l)(o)	GBP	2,126,000	2,815,117
Series 2024-GR6X, Class E, 7.74% (SONIA + 3.50%), 07/20/2053(b)(l)(o)	GBP	1,980,000	2,621,842
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 7.47% (SONIA + 3.25%), 04/20/2051(b)(l)(o)	GBP	1,555,000	2,059,295
Prosil Acquisition S.A., Series 2019-1, Class A, 4.03% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(l)(o)	EUR	2,789,459	2,659,378
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.73% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(l)(o)	EUR	7,047,113	7,999,096
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.15% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(l)(o)	EUR	166,198	179,469
	Principal Amount		Value

Hera Financing DAC,
Series 2024-1A, Class B, 7.19% (SONIA + 2.95%), 11/17/2034(b)(l)(o)	GBP	3,216,594	$4,258,682
Series 2024-1A, Class C, 7.99% (SONIA + 3.75%), 11/17/2034(b)(l)(o)	GBP	1,838,054	2,428,576
Series 2024-1A, Class A, 6.14% (SONIA + 1.90%), 11/17/2034(b)(l)(o)	GBP	2,297,567	3,043,785
Last Mile Logistics Pan Euro Finance DAC, Series E, 4.83% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(l)(o)	EUR	5,386,464	6,146,378
IM Pastor 4, FTA, Series B, 2.23% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(l)(o)	EUR	2,300,000	1,892,499
Santander Consumo 8 Fondo de Titulizacion, Series 8E, 6.59% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(l)(o)	EUR	4,500,000	5,155,487
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(g)		$7,698,968	7,314,020
0.00%, 12/31/2043(g)(j)(o)	ARS	83,227,881	57,650
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(j)(n)(o)	ARS	311,500,000	1,491,988
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 10.73% (3 mo. Term SOFR + 6.41%), 10/15/2030(b)(l)		$2,240,000	2,272,489
Total Asset-Backed Securities (Cost $216,599,675)			212,863,258
U.S. Treasury Securities–9.48%
U.S. Treasury Bills–4.74%
3.96 - 4.14%, 05/14/2026(p)(q)		75,736,869	75,705,700
U.S. Treasury Inflation — Indexed Bonds–4.74%
0.13%, 02/15/2052(r)		13,734,988	13,661,847
1.50%, 02/15/2053(r)		29,350,670	29,340,652
2.13%, 02/15/2054(r)		32,735,594	32,796,495
			75,798,994
Total U.S. Treasury Securities (Cost $151,558,121)			151,504,694

U.S. Government Sponsored Agency Mortgage-Backed Securities–5.56%
Fannie Mae Grantor Trust,
IO, 0.63%, 11/25/2040(m)		1,407,522	1,342
0.37%, 12/25/2041(m)		8,647,861	314,326
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(s)	$504,415	$54,704
7.50%, 11/25/2029(s)	20,112	2,071
6.00%, 12/25/2032 - 08/25/2035(s)	676,099	83,130
5.50%, 11/25/2033 - 06/25/2035(s)	577,694	76,950
Fannie Mae REMICs,
IO, 3.14% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(l)(s)	8,273	104
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(l)(s)	71,076	6,390
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(l)(s)	1,386	135
3.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(l)(s)	16,697	1,449
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(l)(s)	32,581	3,118
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 - 04/25/2032(l)(s)	47,789	4,655
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(l)(s)	20,941	1,546
3.34% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(l)(s)	15,155	1,572
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(l)(s)	62,361	6,332
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(l)(s)	50,436	4,107
3.74% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(l)(s)	204,772	19,359
3.79% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(l)(s)	111,719	15,788
7.00%, 03/25/2033 - 04/25/2033(s)	282,222	38,339
3.09% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(l)(s)	91,513	10,000
1.59% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(l)(s)	88,146	5,458
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(l)(s)	75,810	2,882
2.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(l)(s)	167,426	10,014
Principal Amount		Value

2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(l)(s)	$322,201	$25,637
2.77% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(l)(s)	324,609	16,022
2.08% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(l)(s)	596,808	44,897
4.00%, 04/25/2041(s)	473,103	38,396
2.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(l)(s)	85,712	6,751
1.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(l)(s)	283,361	31,213
7.00%, 07/25/2026	96	96
6.50%, 10/25/2028 - 04/25/2029	27,780	28,059
6.00%, 05/25/2031 - 01/25/2032	52,684	53,909
5.46% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(l)	55,453	55,987
4.96% (30 Day Average SOFR + 0.61%), 10/18/2032(l)	21,724	21,664
4.96% (30 Day Average SOFR + 0.61%), 12/25/2032(l)	37,893	37,750
4.86% (30 Day Average SOFR + 0.51%), 11/25/2033(l)	19,218	19,183
8.20% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(l)	94,460	109,786
7.83% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(l)	90,334	99,116
5.40% (30 Day Average SOFR + 1.05%), 06/25/2037(l)	50,509	51,045
4.00%, 03/25/2041	63,014	59,979
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	12,357	12,599
5.00%, 09/01/2052 - 03/01/2053(t)	29,094,922	28,467,392
4.50%, 10/01/2052	14,139,177	13,549,829
Federal National Mortgage Association,
7.50%, 03/01/2033	6,334	6,508
7.00%, 12/01/2033	9,286	9,764
5.50%, 02/01/2035 - 03/01/2053	28,938,309	28,872,960
4.50%, 07/01/2052	15,552,122	14,849,943
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.66%, 02/25/2026(m)	3,295,069	4,964
Series K735, Class X1, IO, 0.96%, 05/25/2026(m)	6,435,573	32,887
Series K093, Class X1, IO, 0.94%, 05/25/2029(m)	42,086,815	1,248,745
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(s)	$65,977	$5,845
6.50%, 02/01/2028 - 06/01/2031(s)	18,442	1,881
7.50%, 12/15/2029(s)	24,337	2,492
6.00%, 12/15/2032(s)	45,961	5,083
Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	34,631	35,767
4.90% (30 Day Average SOFR + 0.56%), 02/15/2029(l)	2,676	2,669
5.10% (30 Day Average SOFR + 0.76%), 07/15/2029(l)	3,730	3,731
5.45% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(l)	113,410	114,061
3.50%, 05/15/2032	33,682	32,904
4.95% (30 Day Average SOFR + 0.61%), 01/15/2033(l)	3,451	3,451
8.42% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(l)	67,045	73,600
4.00%, 06/15/2038	39,057	37,246
IO, 7.00%, 03/15/2028 - 04/15/2028(s)	11,526	703
4.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(l)(s)	8	0
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(l)(s)	21,649	1,228
4.50% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(l)(s)	5,244	195
2.60% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(l)(s)	133,651	8,568
2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(l)(s)	237,038	14,060
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(l)(s)	13,762	786
2.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(l)(s)	372,886	27,081
1.70% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(l)(s)	172,149	7,746
2.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(l)(s)	68,583	6,916
1.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(l)(s)	39,301	3,242
1.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(l)(s)	142,460	11,292
Principal Amount		Value

1.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(l)(s)	$60,390	$5,107
Government National Mortgage Association,
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(l)	213	212
7.00%, 01/15/2028 - 01/20/2030	45,525	46,168
8.00%, 01/15/2028 - 09/15/2028	27,022	27,457
IO, 2.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(l)(s)	243,611	12,823
2.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(l)(s)	372,614	23,445
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $93,162,984)		88,934,611

Agency Credit Risk Transfer Notes–4.94%
United States–4.94%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(l)	1,795,000	1,851,385
Series 2022-R08, Class 1M2, 7.95% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(l)	3,150,000	3,288,907
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(l)	867,286	887,512
Series 2023-R03, Class 2M1, 6.85% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(l)	1,319,204	1,337,629
Series 2023-R04, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(l)	1,788,722	1,825,333
Series 2023-R06, Class 1M1, 6.05% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(l)	742,830	747,421
Series 2023-R06, Class 1M2, 7.05% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(l)	1,145,000	1,184,954
Series 2023-R06, Class 1B1, 8.25% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(l)	1,310,000	1,387,654
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(l)	655,000	674,673
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Series 2023-R08, Class 1M1, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(l)	$569,110	$571,238
Series 2024-R02, Class 1M2, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(l)	6,900,000	6,978,914
Series 2024-R03, Class 2M2, 6.30% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(l)	7,070,000	7,138,357
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(l)	7,000,000	7,216,132
Series 2022-HQA2, Class M1, STACR®, 8.35% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(l)	3,500,000	3,695,379
Series 2022-HQA3, Class M1, STACR®, 7.90% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(l)	3,500,000	3,671,321
Series 2022-HQA3, Class M2, STACR®, 9.70% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(l)	3,745,000	4,032,732
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(l)	413,993	417,290
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(l)	1,634,755	1,661,574
Series 2023-HQA1, Class M1, STACR®, 7.85% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(l)	6,498,100	6,865,221
Series 2023-HQA2, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(l)	1,039,537	1,045,542
Series 2023-HQA2, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(l)	2,100,000	2,194,027
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(l)	6,900,000	7,284,742
Series 2024-DNA1, Class M2, STACR®, 6.30% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(l)	3,450,000	3,501,653
Series 2024-HQA1, Class M2, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(l)	3,719,100	3,771,031
Series 2024-DNA2, Class M2, STACR®, 6.05% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(l)	862,500	872,219
Principal Amount		Value
United States–(continued)
Series 2024-HQA2, Class M2, STACR®, 6.15% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(l)	$3,450,000	$3,479,882
Series 2025-DNA2, Class A1, STACR®, 5.45% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(l)	1,396,750	1,398,866
Total Agency Credit Risk Transfer Notes (Cost $77,419,284)		78,981,588
Shares
Common Stocks & Other Equity Interests–1.76%
Argentina–1.75%
Banco BBVA Argentina S.A.	200,000	1,041,205
Banco Macro S.A., Class B	530,000	3,640,280
Grupo Financiero Galicia S.A., Class B	1,335,000	6,687,225
Pampa Energia S.A.(u)	900,000	2,710,195
YPF S.A., ADR(c)(u)	52,500	1,760,850
YPF S.A., Class D(u)	367,300	12,212,194
		28,051,949
United States–0.01%
Claire’s Holdings LLC, Class S	614	54
McDermott International Ltd.(u)	750	5,923
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(u)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(u)	85,239	2,557
Murray Energy Corp.	1,116	82,723
Sabine Oil & Gas Holdings, Inc.(g)(u)	2,510	176
Windstream Services LLC, Wts.	399	7,847
		101,581
Total Common Stocks & Other Equity Interests (Cost $24,221,237)		28,153,530
Principal Amount
Variable Rate Senior Loan Interests–0.43%(v)(w)
United States–0.43%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032	$364,088	367,046
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	60,528	59,646
Bausch and Lomb, Inc., Term Loan, 8.61% (1 mo. Term SOFR + 4.25%), 01/30/2031	625,000	628,437
Claire’s Stores, Inc., Term Loan, 10.73% (6 mo. Term SOFR + 6.50%), 12/18/2026	185,855	72,483
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.47% (1 mo. Term SOFR + 4.00%), 08/23/2028	618,223	618,167
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cloud Software Group, Inc., Term Loan B, 7.80% (3 mo. Term SOFR + 3.50%), 03/30/2029	$590,000	$591,676
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.10% (3 mo. Term SOFR + 3.25%), 01/31/2030	611,137	615,467
EMRLD Borrower L.P., Incremental Term Loan B, 6.86% (1 mo. Term SOFR + 2.50%), 08/04/2031	900,464	902,152
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (2 mo. Term SOFR + 2.75%), 08/21/2030(g)	351,766	352,646
MPH Acquisition Holdings LLC, Term Loan, 8.06% (3 mo. Term SOFR + 3.75%), 12/31/2030	289,275	288,552
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 7.11% (1 mo. Term SOFR + 2.75%), 01/15/2032	565,000	565,822
Prairie Acquiror L.P., Term Loan B, 8.10% (1 mo. Term SOFR + 3.75%), 08/01/2029	641,899	647,416
TransDigm, Inc., Term Loan L, 6.80% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,193,239	1,198,006
Total Variable Rate Senior Loan Interests (Cost $6,964,843)		6,907,516
Commercial Paper–0.06%(q)
Argentina–0.06%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(g)	207,866	208,468
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(g)	244,491	246,273
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(g)	337,140	340,920
Principal Amount		Value
Argentina–(continued)
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(g)	149,551	$151,509
Total Commercial Paper (Cost $939,048)		947,170
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd.(g) (Cost $97,198)	195	1,072
Money Market Funds–6.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(x)(y)	33,760,961	33,760,961
Invesco Treasury Portfolio, Institutional Class, 4.23%(x)(y)	62,698,871	62,698,871
Total Money Market Funds (Cost $96,459,832)		96,459,832

Options Purchased–3.26%
(Cost $67,960,090)(z)		52,145,201
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.22% (Cost $1,602,694,575)		1,570,740,460
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.86%
Invesco Private Government Fund, 4.32%(x)(y)(aa)	16,863,510	16,863,510
Invesco Private Prime Fund, 4.46%(x)(y)(aa)	44,904,940	44,913,921
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,777,450)		61,777,431
TOTAL INVESTMENTS IN SECURITIES—102.08% (Cost $1,664,472,025)		1,632,517,891
OTHER ASSETS LESS LIABILITIES–(2.08)%		(33,194,273)
NET ASSETS–100.00%		$1,599,323,618
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $618,506,779, which represented 38.67% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Restricted security. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Zero coupon bond issued at a discount.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(m)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31,
2025.

(n)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(q)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r)	Principal amount of security and interest payments are adjusted for inflation.
(s)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(t)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(u)	Non-income producing security.
(v)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(w)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(x)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,464,227	$259,152,628	$(260,855,894)	$-	$-	$33,760,961	$923,383
Invesco Treasury Portfolio, Institutional Class	65,862,081	481,283,451	(484,446,661)	-	-	62,698,871	1,702,950
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,462,093	140,491,137	(144,089,720)	-	-	16,863,510	760,921*
Invesco Private Prime Fund	53,595,680	328,728,662	(337,406,334)	4,387	(8,474)	44,913,921	2,061,086*
Total	$175,384,081	$1,209,655,878	$(1,226,798,609)	$4,387	$(8,474)	$158,237,263	$5,448,340

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(y)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(z)	The table below details options purchased.
(aa)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Put	11/21/2025	23	USD	6,200.00	USD	14,260,000	$320,735
S&P 500® Index	Put	11/21/2025	24	USD	6,290.00	USD	15,096,000	388,440
Total Index Options Purchased								$709,175

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus CNH	Call	Merrill Lynch International	09/29/2025	CNH	5.10	AUD	3,490,000	$6,838
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.70	AUD	9,340,000	332,758
AUD versus USD	Call	Merrill Lynch International	10/14/2025	USD	0.67	AUD	62,260,000	193,855
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	10,407,000	195,238
EUR versus USD	Call	Deutsche Bank AG	09/30/2025	USD	1.22	EUR	3,530,000	151,284
EUR versus USD	Call	Deutsche Bank AG	12/23/2025	USD	1.20	EUR	7,000,000	510,259
EUR versus USD	Call	Goldman Sachs International	09/25/2025	USD	1.20	EUR	8,760,000	278,104
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	01/21/2026	USD	1.24	EUR	16,255,000	926,972
EUR versus USD	Call	Merrill Lynch International	10/28/2025	USD	1.20	EUR	7,000,000	307,218
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	23,230,000	653,022
EUR versus USD	Call	Morgan Stanley and Co. International PLC	05/11/2026	USD	1.30	EUR	13,940,000	855,852
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	34.50	USD	34,580,000	725
Subtotal — Foreign Currency Call Options Purchased								4,412,125
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	8,830,000	429,917
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	14,130,000	514,264
EUR versus NOK	Put	Deutsche Bank AG	10/20/2025	NOK	11.35	EUR	3,530,000	381,195
EUR versus PLN	Put	Goldman Sachs International	09/24/2025	PLN	4.15	EUR	3,500,000	77,196
EUR versus ZAR	Put	Goldman Sachs International	10/01/2025	ZAR	20.20	EUR	3,150,000	452,755
USD versus BRL	Put	Barclays Bank PLC	11/06/2025	BRL	5.40	USD	1,770,000	142,729
USD versus BRL	Put	Goldman Sachs International	09/11/2025	BRL	5.50	USD	4,335,000	781,392
USD versus BRL	Put	Goldman Sachs International	09/23/2025	BRL	5.45	USD	7,000,000	933,093
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.75	USD	49,030,000	1,394,953
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	6.00	USD	52,950,000	2,284,687
USD versus BRL	Put	Merrill Lynch International	07/03/2026	BRL	5.25	USD	5,175,000	590,416
USD versus BRL	Put	Morgan Stanley and Co. International PLC	08/25/2025	BRL	5.40	USD	3,500,000	188,604
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	8,710,000	92,962
USD versus CAD	Put	Morgan Stanley and Co. International PLC	11/05/2025	CAD	1.28	USD	8,710,000	85,523
USD versus CNH	Put	Goldman Sachs International	08/12/2025	CNH	6.90	USD	3,490,000	20,717
USD versus CNH	Put	Goldman Sachs International	09/11/2025	CNH	7.00	USD	86,250,000	29,670
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	7,000,000	208,992
USD versus JPY	Put	Deutsche Bank AG	10/29/2025	JPY	144.00	USD	7,060,000	420,042
USD versus JPY	Put	Goldman Sachs International	09/04/2025	JPY	142.00	USD	7,060,000	114,993
USD versus JPY	Put	Goldman Sachs International	09/08/2025	JPY	130.00	USD	13,860,000	15,620
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	34,860,000	208,567
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	07/03/2026	JPY	120.00	USD	8,830,000	250,931
USD versus JPY	Put	Morgan Stanley and Co. International PLC	09/30/2025	JPY	133.00	USD	8,670,000	75,091
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	3,500,000	155,319
USD versus KRW	Put	Merrill Lynch International	08/06/2025	KRW	1,325.00	USD	34,860,000	35
USD versus KRW	Put	Merrill Lynch International	11/28/2025	KRW	1,200.00	USD	28,020,000	201,072
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	163,430,000	660,584
USD versus MXN	Put	Goldman Sachs International	09/30/2025	MXN	18.40	USD	4,180,000	529,911
USD versus MXN	Put	Goldman Sachs International	10/22/2025	MXN	18.25	USD	7,060,000	521,014
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	12/16/2025	MXN	17.50	USD	3,500,000	163,709
USD versus MXN	Put	Merrill Lynch International	10/22/2025	MXN	18.50	USD	88,280,000	102,405
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus MXN	Put	Merrill Lynch International	07/27/2026	MXN	17.90	USD	7,060,000	$877,756
USD versus NOK	Put	Goldman Sachs International	10/01/2025	NOK	9.85	USD	3,530,000	250,535
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	10/23/2025	NOK	9.70	USD	3,500,000	168,483
USD versus NOK	Put	UBS AG	10/23/2025	NOK	9.50	USD	3,500,000	119,588
USD versus ZAR	Put	Goldman Sachs International	12/16/2025	ZAR	17.75	USD	5,175,000	819,239
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	10/30/2025	ZAR	17.35	USD	3,530,000	271,055
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	11/10/2025	ZAR	17.40	USD	3,530,000	282,128
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	12/02/2025	ZAR	17.70	USD	3,500,000	327,390
USD versus ZAR	Put	UBS AG	09/22/2025	ZAR	17.40	USD	87,560,000	45,531
USD versus ZAR	Put	UBS AG	12/16/2025	ZAR	17.60	USD	69,000,000	127,926
Subtotal — Foreign Currency Put Options Purchased								15,317,989
Total Foreign Currency Options Purchased								$19,730,114

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,921,588.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	3.00%	Receive	SOFR	Annually	01/02/2026	USD	706,020,000	$1,111,275
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	137,760,000	1,292,332
Subtotal — Interest Rate Call Swaptions Purchased										2,403,607
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.16	Pay	6 Month EURIBOR	Semi-Annually	06/26/2028	EUR	38,530,000	1,434,464
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	103,500,000	20,714,850
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.92	Pay	6 Month EURIBOR	Semi-Annually	02/09/2026	EUR	47,070,000	1,824,936
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.17	Pay	SOFR	Annually	07/19/2027	USD	75,330,000	5,328,055
Subtotal — Interest Rate Put Swaptions Purchased										29,302,305
Total Interest Rate Swaptions Purchased										$31,705,912

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,921,588.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
U.S. Treasury 5 Year Notes	Put	09/26/2025	7,061	USD	107.50	USD	759,057,500	$(1,930,746)
U.S. Treasury 5 Year Notes	Put	11/21/2025	2,118	USD	107.50	USD	227,685,000	(562,604)
Total Exchange-Traded Future Options Written								$(2,493,350)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	99.00%	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)%	Quarterly	11/19/2025	3.217%	USD	93,330,000	$(230,683)
BNP Paribas S.A.	Put	102.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	11/19/2025	3.217	USD	77,000,000	(334,827)
J.P. Morgan Chase Bank, N.A.	Put	400.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	10/15/2025	2.661	EUR	70,000,000	(130,252)
J.P. Morgan Chase Bank, N.A.	Put	312.50	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	09/17/2025	2.661	EUR	35,000,000	(106,435)
J.P. Morgan Chase Bank, N.A.	Put	104.50	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	10/15/2025	3.217	USD	119,000,000	(600,757)
J.P. Morgan Chase Bank, N.A.	Put	105.50	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	09/17/2025	3.217	USD	70,000,000	(292,058)
Total Credit Default Swaptions Written										$(1,695,012)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,921,588.
(b)
Implied credit spreads represent the current level, as of July 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	10/14/2025	USD	0.69	AUD	62,260,000	$(35,810)
USD versus BRL	Call	Goldman Sachs International	06/18/2026	BRL	6.60	USD	49,030,000	(1,229,574)
USD versus BRL	Call	Goldman Sachs International	07/06/2027	BRL	7.50	USD	52,950,000	(2,306,237)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	23,546,000	(407,864)
USD versus BRL	Call	Merrill Lynch International	07/03/2026	BRL	6.40	USD	52,950,000	(1,832,494)
USD versus IDR	Call	Goldman Sachs International	08/14/2025	IDR	17,000.00	USD	51,862,500	(10,684)
USD versus JPY	Call	Morgan Stanley and Co. International PLC	10/02/2025	JPY	150.00	USD	1,735,000	(877,282)
USD versus KRW	Call	Merrill Lynch International	05/15/2026	KRW	1,455.00	USD	46,700,000	(591,969)
USD versus MXN	Call	Merrill Lynch International	07/27/2026	MXN	22.00	USD	26,480,000	(384,648)
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	36.00	USD	34,580,000	(35)
USD versus TRY	Call	Goldman Sachs International	02/18/2026	TRY	48.50	USD	20,770,000	(1,006,847)
USD versus TRY	Call	Goldman Sachs International	03/11/2026	TRY	48.20	USD	17,295,000	(1,020,785)
USD versus TRY	Call	Goldman Sachs International	03/20/2026	TRY	51.00	USD	17,330,000	(840,089)
USD versus TRY	Call	Goldman Sachs International	07/27/2026	TRY	54.45	USD	17,250,000	(1,343,223)
USD versus ZAR	Call	Goldman Sachs International	03/11/2026	ZAR	20.00	USD	17,325,000	(285,724)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	20.00	USD	8,760,000	(214,436)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	21.50	USD	17,510,000	(214,690)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2026	ZAR	20.50	USD	26,270,000	(544,814)
Subtotal — Foreign Currency Call Options Written								(13,147,205)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.60	AUD	46,700,000	$(114,555)
AUD versus USD	Put	Merrill Lynch International	10/14/2025	USD	0.64	AUD	62,260,000	(482,057)
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.35	USD	49,030,000	(470,443)
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	5.30	USD	52,950,000	(737,911)
USD versus KRW	Put	Merrill Lynch International	08/06/2025	KRW	1,275.00	USD	34,860,000	(35)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	17,325,000	(292,844)
Subtotal — Foreign Currency Put Options Written								(2,097,845)
Total Foreign Currency Options Written								$(15,245,050)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,921,588.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	2.50%	SOFR	Receive	Annually	01/02/2026	USD	706,020,000	$(393,924)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	3.00	SOFR	Receive	Annually	01/02/2026	USD	225,930,000	(659,503)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.75	SOFR	Receive	Annually	12/26/2025	USD	85,690,000	(1,411,110)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.34	SOFR	Receive	Annually	10/07/2025	USD	141,200,000	(435,466)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	284,625,000	(3,540,766)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.76	SOFR	Receive	Annually	12/29/2025	USD	56,350,000	(981,229)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	41,365,000	(1,177,523)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.59	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	52,530,000	(1,621,166)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.50	SOFR	Receive	Annually	12/26/2025	USD	56,040,000	(429,657)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.77	SOFR	Receive	Annually	01/09/2026	USD	70,600,000	(1,375,575)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.10	6 Month EURIBOR	Receive	Semi-Annually	01/02/2026	EUR	69,320,000	(155,147)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.65	6 Month EURIBOR	Receive	Semi-Annually	07/30/2026	EUR	69,300,000	(2,839,244)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	SOFR	Receive	Annually	11/05/2025	USD	116,190,000	(565,214)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.76	CORRA	Receive	Semi-Annually	09/08/2025	CAD	92,475,000	(239,090)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.80	SOFR	Receive	Annually	10/22/2025	USD	46,460,000	(499,380)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Receive	Semi-Annually	06/24/2026	EUR	23,350,000	(1,339,744)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.58	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	21,010,000	(1,074,856)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.72	SOFR	Receive	Annually	11/06/2025	USD	34,860,000	(322,889)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.25	SOFR	Receive	Annually	06/26/2026	USD	140,093,870	(1,414,505)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.86	SOFR	Receive	Annually	10/14/2025	USD	47,090,000	(594,666)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.72	SOFR	Receive	Annually	01/30/2026	USD	194,190,000	(3,088,784)
Subtotal—Interest Rate Call Swaptions Written										(24,159,438)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55%	SONIA	Pay	Annually	05/10/2027	GBP	46,480,000	$(1,702,793)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.73	6 Month EURIBOR	Pay	Semi-Annually	05/24/2027	EUR	75,300,000	(1,244,124)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.74	SOFR	Pay	Annually	10/07/2025	USD	141,200,000	(464,446)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.32	6 Month EURIBOR	Pay	Semi-Annually	02/09/2026	EUR	94,130,000	(1,183,752)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.11	SOFR	Pay	At Maturity	06/21/2027	USD	933,960,000	(2,008,957)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.78	6 Month EURIBOR	Pay	Semi-Annually	06/26/2028	EUR	175,120,000	(1,451,020)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.55	6 Month EURIBOR	Pay	Semi-Annually	01/02/2026	EUR	69,320,000	(347,534)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.30	6 Month EURIBOR	Pay	Semi-Annually	03/18/2027	EUR	249,560,000	(2,026,461)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.77	SOFR	Pay	Annually	07/19/2027	USD	277,800,000	(5,523,747)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	46,610,000	(1,410,094)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.65	6 Month EURIBOR	Pay	Semi-Annually	05/20/2027	EUR	70,040,000	(1,274,024)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	06/26/2026	USD	140,093,870	(1,548,123)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.72	SONIA	Pay	Annually	05/04/2027	GBP	35,060,000	(3,103,659)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.31	6 Month EURIBOR	Pay	Semi-Annually	07/29/2026	EUR	470,770,000	(2,131,166)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.19	6 Month EURIBOR	Pay	Semi-Annually	01/29/2026	EUR	470,770,000	(1,327,521)
Subtotal—Interest Rate Put Swaptions Written										(26,747,421)
Total Interest Rate Swaptions Written										$(50,906,859)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,921,588.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,087	September-2025	$638,960,769	$(162,190)	$(162,190)
U.S. Treasury 5 Year Notes	1,422	September-2025	153,820,406	353,339	353,339
U.S. Treasury 10 Year Notes	3,028	September-2025	336,297,250	(279,064)	(279,064)
Subtotal—Long Futures Contracts				(87,915)	(87,915)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	18	September-2025	(2,035,406)	(24,361)	(24,361)
U.S. Treasury Long Bonds	26	September-2025	(2,968,875)	(45,545)	(45,545)
U.S. Treasury Ultra Bonds	34	September-2025	(3,988,625)	(48,140)	(48,140)
Subtotal—Short Futures Contracts				(118,046)	(118,046)
Total Futures Contracts				$(205,961)	$(205,961)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2025	Barclays Bank PLC	CAD	16,615,542	USD	12,225,592	$206,453
09/17/2025	Barclays Bank PLC	GBP	9,133,000	USD	12,467,182	400,515
09/17/2025	Barclays Bank PLC	NOK	1,811,941	USD	179,945	4,637
09/17/2025	BNP Paribas S.A.	AUD	8,720,000	USD	5,691,934	83,529
08/04/2025	Deutsche Bank AG	BRL	654,371,640	USD	117,862,326	1,000,858
08/04/2025	Deutsche Bank AG	EUR	9,060,000	USD	10,402,511	63,244
08/04/2025	Deutsche Bank AG	USD	116,808,275	BRL	654,371,640	53,194
09/17/2025	Deutsche Bank AG	EUR	62,194,848	USD	71,715,467	531,739
09/17/2025	Deutsche Bank AG	IDR	3,058,741,900	USD	186,816	1,684
09/17/2025	Deutsche Bank AG	INR	1,629,720,000	USD	18,928,421	349,530
09/17/2025	Deutsche Bank AG	JPY	2,955,354,243	USD	20,175,000	480,971
09/17/2025	Deutsche Bank AG	USD	22,900,821	MXN	440,883,377	359,533
10/31/2025	Deutsche Bank AG	JPY	208,021,530	USD	1,410,000	17,039
11/18/2025	Deutsche Bank AG	USD	53,205,768	EUR	48,510,000	2,540,017
09/17/2025	Goldman Sachs International	JPY	1,141,670,964	USD	7,770,000	162,079
09/17/2025	Goldman Sachs International	MXN	310,789,550	USD	16,420,000	23,203
09/17/2025	Goldman Sachs International	THB	696,786,460	USD	21,535,000	139,504
05/08/2026	Goldman Sachs International	JPY	1,549,292,500	USD	11,150,000	574,727
03/19/2027	Goldman Sachs International	INR	15,445,512,500	USD	173,750,000	3,760,950
09/17/2025	HSBC Bank USA	EUR	42,510,000	USD	50,043,936	1,390,062
08/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	71,075,000	USD	12,772,126	79,142
08/04/2025	J.P. Morgan Chase Bank, N.A.	USD	12,687,207	BRL	71,075,000	5,777
09/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	557,447,386	USD	98,873,251	78,124
09/17/2025	J.P. Morgan Chase Bank, N.A.	AUD	10,778,718	USD	7,121,085	188,584
09/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	152,969,821	USD	176,278,082	1,199,877
09/17/2025	J.P. Morgan Chase Bank, N.A.	JPY	1,086,367,394	USD	7,420,000	180,614
09/17/2025	J.P. Morgan Chase Bank, N.A.	SEK	244,000	USD	25,664	668
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	533,923	CZK	11,560,000	3,430
10/02/2025	J.P. Morgan Chase Bank, N.A.	USD	53,061,749	EUR	46,330,000	16,721
10/29/2025	J.P. Morgan Chase Bank, N.A.	EUR	4,880,000	USD	5,614,440	13,755
12/03/2025	J.P. Morgan Chase Bank, N.A.	AUD	32,690,000	USD	21,111,202	53,038
12/18/2025	J.P. Morgan Chase Bank, N.A.	USD	11,730,000	MXN	226,078,155	81,977
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	97,282,500	USD	5,250,000	33,627
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,109,773,800	USD	7,940,000	324,963
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	21,285,900	USD	3,530,000	25,313
08/04/2025	Merrill Lynch International	USD	17,268,530	BRL	96,871,170	31,283
08/18/2025	Merrill Lynch International	MXN	262,500,684	USD	14,120,000	226,664
09/17/2025	Merrill Lynch International	CNY	52,980,000	USD	7,442,596	36,342
09/17/2025	Merrill Lynch International	EUR	225,000	USD	258,046	527
09/17/2025	Merrill Lynch International	GBP	88,898,708	USD	120,829,167	3,374,758
09/17/2025	Merrill Lynch International	KRW	14,611,695,000	USD	10,739,234	242,367
09/17/2025	Merrill Lynch International	USD	19,265,000	MXN	368,346,800	168,432
09/17/2025	Merrill Lynch International	ZAR	701,973,324	USD	39,213,540	794,623
12/02/2025	Merrill Lynch International	KRW	45,460,964,000	USD	33,620,000	819,830
09/17/2025	Morgan Stanley and Co. International PLC	COP	79,439,638,500	USD	18,972,014	76,826
09/17/2025	Morgan Stanley and Co. International PLC	EUR	602,975	USD	695,188	5,066
09/17/2025	Morgan Stanley and Co. International PLC	MXN	138,174,734	USD	7,410,000	120,106
09/17/2025	Morgan Stanley and Co. International PLC	USD	16,484,552	COP	70,000,000,000	165,363
09/17/2025	Morgan Stanley and Co. International PLC	USD	189,255	PLN	715,000	1,398
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/06/2025	Morgan Stanley and Co. International PLC	JPY	1,632,588,000	USD	11,100,000	$197,553
09/17/2025	Royal Bank of Canada	AUD	41,505,000	USD	27,101,312	406,721
09/17/2025	UBS AG	EUR	9,060,000	USD	10,550,977	181,556
09/17/2025	UBS AG	JPY	4,897,385,907	USD	34,435,961	1,800,530
09/17/2025	UBS AG	NZD	4,281,000	USD	2,597,257	71,372
Subtotal—Appreciation						23,150,395
Currency Risk
09/17/2025	Barclays Bank PLC	USD	12,120,344	GBP	9,000,000	(229,399)
09/17/2025	BNP Paribas S.A.	USD	51,079,082	AUD	78,252,771	(749,585)
08/04/2025	Citibank, N.A.	BRL	47,873,084	USD	8,545,560	(3,892)
08/04/2025	Citibank, N.A.	USD	8,625,486	BRL	47,873,084	(76,034)
09/17/2025	Citibank, N.A.	USD	4,834,215	EUR	4,108,312	(132,137)
08/29/2025	Credit Agricole CIB	USD	17,956,681	EUR	15,525,000	(210,186)
08/04/2025	Deutsche Bank AG	BRL	23,255,000	USD	4,151,122	(1,890)
08/04/2025	Deutsche Bank AG	USD	4,188,581	BRL	23,255,000	(35,568)
09/17/2025	Deutsche Bank AG	HUF	63,792,316	USD	179,439	(2,165)
09/17/2025	Deutsche Bank AG	MXN	1,316,293,746	USD	68,361,265	(1,084,446)
09/17/2025	Deutsche Bank AG	USD	178,057	CLP	166,136,118	(7,234)
09/17/2025	Deutsche Bank AG	USD	87,815,873	EUR	74,415,000	(2,645,841)
09/17/2025	Deutsche Bank AG	USD	9,818,314	INR	845,348,007	(181,304)
09/17/2025	Deutsche Bank AG	USD	19,748,555	JPY	2,920,465,333	(287,021)
09/17/2025	Deutsche Bank AG	USD	43,924,694	KRW	59,376,083,031	(1,269,623)
11/18/2025	Deutsche Bank AG	EUR	22,475,000	USD	23,801,025	(2,026,361)
09/17/2025	Goldman Sachs International	USD	29,660,000	JPY	4,340,488,890	(735,646)
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(3,760,950)
09/17/2025	HSBC Bank USA	USD	74,900,557	EUR	64,856,853	(670,090)
09/17/2025	HSBC Bank USA	USD	15,736,945	GBP	11,755,000	(206,049)
08/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	557,447,386	USD	99,506,861	(45,316)
08/04/2025	J.P. Morgan Chase Bank, N.A.	USD	99,595,574	BRL	557,447,385	(43,399)
08/29/2025	J.P. Morgan Chase Bank, N.A.	USD	23,966,460	EUR	20,700,000	(304,468)
09/02/2025	J.P. Morgan Chase Bank, N.A.	USD	4,124,690	BRL	23,255,000	(3,259)
09/17/2025	J.P. Morgan Chase Bank, N.A.	CZK	11,455,819	USD	529,111	(3,399)
09/17/2025	J.P. Morgan Chase Bank, N.A.	MXN	333,675,000	USD	17,530,829	(73,370)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	5,736,815	EUR	4,980,000	(37,067)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	3,862,358	GBP	2,850,094	(96,768)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	15,540,000	ZAR	282,273,222	(91,220)
10/14/2025	J.P. Morgan Chase Bank, N.A.	EUR	28,325,000	USD	31,610,700	(865,625)
10/14/2025	J.P. Morgan Chase Bank, N.A.	USD	107,091,434	EUR	90,950,000	(2,811,761)
08/04/2025	Merrill Lynch International	BRL	96,871,170	USD	17,291,939	(7,875)
08/18/2025	Merrill Lynch International	USD	39,190,000	MXN	729,046,665	(603,853)
09/17/2025	Merrill Lynch International	MXN	611,251,288	USD	31,531,022	(717,691)
09/17/2025	Merrill Lynch International	USD	7,391,417	CNY	52,615,685	(36,092)
09/17/2025	Merrill Lynch International	USD	11,470,099	EUR	10,000,000	(24,822)
09/17/2025	Merrill Lynch International	USD	2,033,330	GBP	1,496,000	(56,791)
09/17/2025	Merrill Lynch International	USD	48,720,000	MXN	918,347,640	(269,337)
10/30/2025	Merrill Lynch International	USD	45,690,494	EUR	39,185,000	(715,665)
02/09/2026	Merrill Lynch International	BRL	14,143,500	USD	2,245,000	(169,257)
04/09/2026	Merrill Lynch International	AUD	6,245,000	USD	3,788,841	(244,906)
05/12/2026	Merrill Lynch International	EUR	16,730,000	USD	19,314,785	(118,300)
09/17/2025	Morgan Stanley and Co. International PLC	PEN	3,661,000	USD	999,672	(18,058)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/17/2025	Morgan Stanley and Co. International PLC	PLN	159,271	USD	42,158	$(311)
09/17/2025	Morgan Stanley and Co. International PLC	USD	91,165,526	EUR	78,426,679	(1,404,016)
09/17/2025	Morgan Stanley and Co. International PLC	USD	132,793	THB	4,312,797	(365)
05/13/2026	Morgan Stanley and Co. International PLC	EUR	17,430,000	USD	20,079,360	(167,917)
09/17/2025	Standard Chartered Bank PLC	TRY	29,641,000	USD	682,909	(19,511)
08/04/2025	UBS AG	USD	10,520,073	EUR	9,060,000	(180,806)
09/17/2025	UBS AG	USD	41,801,340	JPY	5,944,869,572	(2,185,639)
09/17/2025	UBS AG	USD	2,429,562	NZD	4,004,593	(66,763)
Subtotal—Depreciation						(25,699,048)
Total Forward Foreign Currency Contracts						$(2,548,653)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS AG	Sell	1.00%	Quarterly	12/20/2028	0.330%	EUR	5,170,000	$54,435	$131,133	$76,698
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.617	USD	8,280,000	(2,204)	(45,846)	(43,642)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.294	EUR	5,170,000	(38,254)	(138,733)	(100,479)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.998	USD	3,795,000	29,402	(3,541)	(32,943)
Markit iTraxx Europe Crossover Index, Series 43, Version 1	Buy	(5.00)	Quarterly	06/20/2030	2.661	EUR	90,400,000	(6,959,750)	(10,091,648)	(3,131,898)
Markit CDX North America High Yield Index, Series 44, Version 1	Buy	(5.00)	Quarterly	06/20/2030	3.217	USD	115,500,000	(6,901,431)	(8,311,495)	(1,410,064)
Subtotal - Depreciation								(13,872,237)	(18,591,263)	(4,719,026)
Total Centrally Cleared Credit Default Swap Agreements								$(13,817,802)	$(18,460,130)	$(4,642,328)

(a)	Centrally cleared swap agreements collateralized by $4,811,770 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of July 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(3.83)%	Annually	08/04/2035	USD	42,370,000	$—	$10,635	$10,635
Pay	BZDIOVRA	At Maturity	13.58	At Maturity	01/02/2029	BRL	125,632,551	—	64,318	64,318
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	35,000,000,000	—	115,123	115,123
Pay	KWCDC	Quarterly	2.75	Quarterly	02/19/2035	KRW	16,805,130,000	—	119,219	119,219
Pay	6 Month BBSW	Semi-Annually	4.23	Semi-Annually	07/10/2035	AUD	43,300,000	—	131,259	131,259
Pay	6 Month BBSW	Semi-Annually	4.21	Semi-Annually	07/30/2035	AUD	65,240,000	—	137,796	137,796
Receive	TONAR	Annually	(1.25)	Annually	05/19/2035	JPY	3,625,150,000	—	170,986	170,986
Pay	6 Month BBSW	Semi-Annually	4.24	Semi-Annually	07/10/2035	AUD	43,305,000	—	171,373	171,373
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	14,800,000,000	—	182,489	182,489
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	98,700,000	—	219,619	219,619
Receive	TONAR	Annually	(1.09)	Annually	05/12/2035	JPY	1,840,460,000	—	261,706	261,706
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month EURIBOR	Semi-Annually	2.62%	Annually	01/15/2029	EUR	33,396,000	$—	$483,031	$483,031
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	57,284,649	—	657,893	657,893
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	85,348,879	—	899,693	899,693
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	85,720,511	—	1,182,067	1,182,067
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	173,365,364	—	1,330,921	1,330,921
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	2,120,010	2,120,010
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	12,190,000	88,270	2,897,326	2,809,056
Subtotal — Appreciation								88,270	11,155,464	11,067,194
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	(2,131,382)	(2,131,382)
Receive	SOFR	Annually	(3.79)	Annually	12/31/2031	USD	157,940,000	—	(1,283,907)	(1,283,907)
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	23,884,615	—	(1,176,885)	(1,176,885)
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	99,550,000	—	(868,564)	(868,564)
Pay	28 Day MXN TIEF	28 days	7.42	28 days	06/16/2027	MXN	1,506,000,000	1,191	(176,173)	(177,364)
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	185,425,939	—	(150,186)	(150,186)
Receive	SOFR	Annually	(3.72)	Annually	12/31/2031	USD	32,544,390	—	(124,059)	(124,059)
Receive	KWCDC	Quarterly	(2.64)	Quarterly	02/19/2045	KRW	9,336,180,000	—	(96,896)	(96,896)
Pay	COOVIBR	Quarterly	8.83	Quarterly	06/18/2035	COP	14,800,000,000	—	(88,164)	(88,164)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	28,285,000	—	(85,544)	(85,544)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	28,285,000	—	(67,948)	(67,948)
Pay	SOFR	Annually	3.69	Annually	08/01/2027	USD	95,090,000	—	(55,339)	(55,339)
Receive	SOFR	Annually	(3.84)	Annually	08/01/2035	USD	22,600,000	—	(24,555)	(24,555)
Subtotal — Depreciation								1,191	(6,329,602)	(6,330,793)
Total Centrally Cleared Interest Rate Swap Agreements								$89,461	$4,825,862	$4,736,401

(a)	Centrally cleared swap agreements collateralized by $4,811,770 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	1.830%	EUR	24,150,000	$2,579,420	$3,630,739	$1,051,319
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	0.476	EUR	45,509,466	8,159,198	9,288,618	1,129,420
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	1.830	EUR	13,800,000	1,513,237	2,074,708	561,471
Subtotal—Appreciation									12,251,855	14,994,065	2,742,210
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.059	USD	14,751,346	(839,794)	(984,589)	(144,795)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.138	USD	20,878,039	(1,834,467)	(2,298,870)	(464,403)
Subtotal—Depreciation									(2,674,261)	(3,283,459)	(609,198)
Total Over-The-Counter Credit Default Swap Agreements									$9,577,594	$11,710,606	$2,133,012

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,921,588.
(b)
Implied credit spreads represent the current level, as of July 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$504,453,836	$443,100	$504,896,936
Non-U.S. Dollar Denominated Bonds & Notes	—	348,945,052	—	348,945,052
Asset-Backed Securities	—	203,999,600	8,863,658	212,863,258
U.S. Treasury Securities	—	151,504,694	—	151,504,694
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	88,934,611	—	88,934,611
Agency Credit Risk Transfer Notes	—	78,981,588	—	78,981,588
Common Stocks & Other Equity Interests	28,057,872	90,624	5,034	28,153,530
Variable Rate Senior Loan Interests	—	6,554,870	352,646	6,907,516
Commercial Paper	—	—	947,170	947,170
Preferred Stocks	—	—	1,072	1,072
Money Market Funds	96,459,832	61,777,431	—	158,237,263
Options Purchased	709,175	51,436,026	—	52,145,201
Total Investments in Securities	125,226,879	1,496,678,332	10,612,680	1,632,517,891
Other Investments - Assets*
Futures Contracts	353,339	—	—	353,339
Forward Foreign Currency Contracts	—	23,150,395	—	23,150,395
Swap Agreements	—	13,886,102	—	13,886,102
	353,339	37,036,497	—	37,389,836
Other Investments - Liabilities*
Futures Contracts	(559,300)	—	—	(559,300)
Forward Foreign Currency Contracts	—	(25,699,048)	—	(25,699,048)
Options Written	(2,493,350)	(67,846,921)	—	(70,340,271)
Swap Agreements	—	(11,659,017)	—	(11,659,017)
	(3,052,650)	(105,204,986)	—	(108,257,636)
Total Other Investments	(2,699,311)	(68,168,489)	—	(70,867,800)
Total Investments	$122,527,568	$1,428,509,843	$10,612,680	$1,561,650,091

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund